RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties
Due from related parties

	June 30,
	2020	2021
China Techenergy	$14,301	$19,241
Ningbo Hollysys	6,142	11,190
Hollycon	961	64
Hunan LingXiang	40	—
Others	—	3
Allowance for credit losses	—	(2,255)

	$21,444	$28,243

Schedule Of Amount Due To Related Parties
Due to related parties

	June 30,
	2020	2021
China Techenergy	$2,967	$1,028
Ningbo Hollysys	609	529
Hollycon	—	23
Hunan LingXiang	—	81

	$3,576	$1,661

The Company has no fixed repayment terms for these related parties’ transactions.

Schedule of Related Party Transactions
Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2019	2020	2021
Ningbo Hollysys (i)	$702	$1,838	$3,051
Hollycon	4	—	7

	$706	$1,838	$3,058

(i)	The Company purchases products from Ningbo Hollysys which are used to provide an integrated automation and control system to its customers .

Sales of goods and integrated solutions to:

	Year ended June 30,
	2019	2020	2021
China Techenergy (i)	$11,094	$1,711	$8,458
Hollycon (ii)	44	1,302	866
Ningbo Hollysys (ii)	472	179	308
HuNan LingXiang	—	38	—

	$11,610	$3,230	$9,632

(i)
The Company sells automation control systems to China Techenergy which is used for non-safety
operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety
automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to third party customers, as if China Techenergy is a consolidated subsidiary.

(ii)
The Company sells products to Hollycon and Ningbo Hollysys, which incorporate the Company’s product with their
automated systems to provide an integrated automation and control system to their customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to third party customers, as if Hollycon and Ningbo Hollysys are consolidated subsidiaries.

Other income from:

	Year ended June 30,
	2019	2020	2021
Ningbo Hollysys (i)	$1,548	$2,214	$2,281
Hollycon (ii)	972	880	460
China Techenergy	—	1,122	—

	$2,520	$4,216	$2,741

(i)
The Company entered into an operating lease agreement with Ningbo Hollysys to lease part of a building in Beijing. The lease term is for one year from the commencement date of January 1, 2021 to December 31, 2021.

(ii)
The Company entered into an operating lease agreement with Hollycon to lease part of building located in Beijing. The lease term is for one year from the commencement date of January 1, 2021 to December 31, 2021.

Research and development:

	Year ended June 30,
	2019	2020	2021
Ningbo Hollysys (i)	$—	$655	$212

(i)	The Company purchases research and development services from Ningbo Hollysys for research and development projects in the field of intelligent manufacturing.